Commitments and guarantee (Details 1) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Guarantee	$ 1,301	$ 1,184
Restricted cash
Liability
Associatesa And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Guarantee	210	274
Restricted cash
Liability
Assets Retirement Obligations [Member]
IfrsStatementLineItems [Line Items]
Guarantee	1,091	910
Restricted cash
Liability